Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounts Receivable, Additional Narrative Disclosure	4. ACCOUNTS RECEIVABLE
Accounts receivable consists of the following:

	March 31, 2012	December 31, 2011*
Wind farm management/maintenance	$264,422	$253,928
Electricity sales	362,142	321,619
Construction contracts	-	1,440,303
Turbine sales and service	10,152	49,089
Total	$636,716	$2,064,939

*Derived from December 31, 2011 audited financial statements

9.        ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31, 2011	December 31, 2010
Wind farm development/management	$253,928	$23,284
Electricity sales	321,619	-
Construction contracts	1,440,303	3,165,787
Turbine sales and service	49,089	9,561
Total	$2,064,939	$3,198,632